INCOME TAX	12 Months Ended
Jun. 30, 2018
INCOME TAX [Abstract]
INCOME TAX
3.	INCOME TAX

	2018	2017	2016
	US$	US$	US$
Recognised in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	—	—	—
Deferred income tax:
Origination and reversal of temporary differences	—	—	—
Income tax expense reported in profit or loss	—	—	—

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(9,957,817)	(2,639,428)	(279,633)
At the Australian income tax rate of 27.5% (2017: 27.5%) (2016: 30%)	(2,738,400)	(725,843)	(83,890)
Expenditure not allowable for income tax purposes	612,788	301,266	75,445
Income not assessable for income tax purposes	(14,448)	—	—
Effect of decrease in Australian income tax rate	—	216,833	—
Effect of higher tax rates in the United States	(551,859)	(81,129)	—
Exchange differences on translation of foreign operations	105,045	7,236	—
Adjustments in respect of deferred income tax of previous years	(56,213)	(87,522)	(90,805)
Effect of deferred tax assets not brought to account	2,643,087	369,159	99,250
Income tax expense reported in profit or loss	—	—	—

Deferred Tax Assets and Liabilities
Deferred Tax Liabilities:
Accrued interest	3,292	2,835	934
Exploration and evaluation assets	—	—	11,366
Deferred tax assets used to offset deferred tax liabilities	(3,292)	(2,835)	(12,300)
	—	—	—
Deferred Tax Assets:
Accrued expenditures	25,160	6,640	5,811
Tax losses available to offset against future taxable income	5,504,853	2,879,828	2,433,482
Deferred tax assets used to offset deferred tax liabilities	(3,292)	(2,835)	(12,300)
Deferred tax assets not brought to account (1)(2)	(5,526,721)	(2,883,633)	(2,426,993)
	—	—	—

Notes:
1
The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit.

2
The Group is currently considering the impact of the U.S. Tax Cuts and Jobs Act which became law on December 22, 2017 and is effective for taxable years beginning after December 31, 2017. No historic tax losses are recognized as at June 30, 2017, 2016, or 2015 given it was not probable at these dates that such losses will be utilized, as is required under IAS 12 Income Taxes. The Tax Cuts and Jobs Act has no impact on the statement of financial position as of these dates, but may impact the recognition of deferred tax assets related to historic tax losses if recognized in future periods.

3
The Company and its wholly-owned Australian resident entities have formed a tax consolidated group from July 1, 2008 and are therefore taxed as a single entity from that date. The head entity within the tax consolidated group is Piedmont Lithium Limited.